Foreign Operations	9 Months Ended
Mar. 31, 2021
Foreign Operations
Foreign Operations

NOTE 11. FOREIGN OPERATIONS

In March 2021, the Company established a development subsidiary in Turkey (“Glimpse Turkey”) to support the operations of Kabaq 3D Technologies (dba QReal). There are currently approximately 8 employees at this location, primarily 3D modelers and artists. Glimpse Turkey has no long-term obligations or operating leases and all salaries are denominated in U.S. dollars.